Provision for Income Taxes (Details) - Schedule of reconciliation of income taxes - Income Taxes [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision for Income Taxes (Details) - Schedule of reconciliation of income taxes [Line Items]
U.S. federal statutory rate	21.00%	21.00%
Change in valuation allowance	(16.00%)	(20.00%)
Effective tax rate	5.00%	1.00%